Trade and Other Payables	12 Months Ended
Feb. 28, 2025
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES

18. TRADE AND OTHER PAYABLES

	As of February 28/29
Figures in Rand thousands	2025	2024

Trade payables
Amounts due to related parties	3,686	12,230
Trade payables	212,310	207,308
Accrued expenses	156,321	149,251
	372,317	368,789

Other payables
Sundry creditors	32,804	19,639
Other taxes	55,790	48,131
Dividend payable to NCI	9,026	9,725
	97,620	77,495
	469,937	446,284

The amounts due to related parties are unsecured, interest-free and repayable on demand. Trade payables are non-interest bearing and are normally settled on 30 to 60 days term. The fair value of the financial instruments approximates their carrying amounts.